Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents Details Abstract
Bank balances and cash	$ 19,830,771	$ 37,351
Bank overdraft		(3,745,048)
Cash and cash equivalents	$ 19,830,771	$ (3,707,697)	$ 284,055	$ 142,466